INCOME TAXES EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC income tax	$ 1,140,923	$ 1,796,731	$ 1,798,009	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").